Loans receivable (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans Receivable Details [Abstract]
Balance, beginning of the period	$ 12,555	$ 13,073
Provision for loan losses	18,414	13,778
Charge offs	(16,893)	(14,296)
Balance, end of the period	$ 14,076	$ 12,555